Virtus Aviva Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated June 22, 2018 to the Summary and

Statutory Prospectuses dated February 28, 2018, as supplemented

Important Notice to Investors

Effective June 14, 2018, Daniel James and Brendan Walsh, formerly of Aviva Investors Global Services Limited, are no longer portfolio managers for the above-named fund. In addition, James McAlevey is hereby added as Portfolio Manager of the fund. The resulting disclosure changes to the fund’s prospectuses are described below.

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Peter Fitzgerald, CFA, Chief Investment Officer, Multi-Asset & Macro and Portfolio Manager at AIGSL, is a manager of the fund. Mr. Fitzgerald has served as a Portfolio Manager of the fund since inception in July 2015.
>	James McAlevey, CFA, Head of Rates and Portfolio Manager at AIGSL, is a manager of the fund. Mr. McAlevey has served as a Portfolio Manager of the fund since June 2018.
>	Ian Pizer, Ph.D., CFA, Head of Strategy and Portfolio Manager at AIGSL, is a manager of the fund. Mr. Pizer has served as a Portfolio Manager of the fund since inception in July 2015.

The table under “AIA” on page 33 of the funds’ statutory prospectus is hereby replaced with the following:

AIA
Virtus Aviva Multi-Strategy Target Return Fund	Peter Fitzgerald, CFA James McAlevey, CFA Ian Pizer, Ph.D., CFA

The portfolio manager biographies under the referenced table are hereby amended by removing reference to Mr. James and Mr. Walsh and by adding the following information for Mr. McAlevey:

James McAlevey, CFA. Mr. McAlevey is Head of Rates and Senior Portfolio Manager at AIGSL. Prior to joining AIGSL in 2016, he was Head of Interest Rates (2012 to 2015) at Henderson Global Investors with a focus on alpha generation in the benchmark agnostic product offering.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 MSTR PMs (6/2018)

Virtus Aviva Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated June 22, 2018 to the Statement of Additional Information (“SAI”)

dated February 28, 2018, as supplemented

Important Notice to Investors

Effective June 14, 2018, Daniel James and Brendan Walsh, formerly of Aviva Investors Global Services Limited, are no longer portfolio managers for the above-named fund. The resulting disclosure changes to the fund’s SAI are described below.

The disclosure for the fund in the table under “Portfolio Managers” on page 88 of the SAI is hereby amended by removing reference to Mr. James and Mr. Walsh. In addition, James McAlevey is hereby added as Portfolio Manager of the fund.

The disclosure in the “Other Accounts Managed (With No Performance-Based Fees)” table” on page 89 of the SAI is hereby amended by removing reference to Mr. James and Mr. Walsh. In addition, a new row showing the following information for Mr. McAlevey and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James McAlevey *	2	$189 million	4	$13.8 billion	0	0

*As of June 14, 2018.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 90 of the SAI is hereby amended by removing reference to Mr. James and Mr. Walsh. In addition, a new row showing the following information for Mr. McAlevey and an associated footnote are added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
James McAlevey *	Multi-Strategy Target Return Fund	None

*As of June 14, 2018.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B MSTR PMs (6/2018)